Summary of Business and Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2012
Summary of Business and Significant Accounting Policies [Abstract]
Reconciliation between the beginning and ending balances of items measured at fair value on a recurring basis

	Lender Warrant	Contingent Consideration PBS	Contingent Consideration FBM	Contingent Consideration CS	Contingent Consideration TC
Balances at December 31, 2010	$1,470	$6,361	$9,573	$—	$—
Gains or losses included in earnings:
Gain on revaluation of warrant	(351)	—	—	—	—
Loss on revaluation of contingent consideration	—	1,437	1,255	—	—
Payment of contingent consideration for PBS	—	(2,000)	—	—	—
Payment of contingent consideration for FBM	—	(6,260)	(7,650)	—	—

Balances at December 31, 2011	$1,119	$5,798	$3,178	$—	$—

Initial fair value of contingent consideration	—	—	—	11,054	5,314
Gains or losses included in earnings:
Gain on revaluation of warrant	(381)	—	—	—	—
Loss on revaluation of contingent consideration	—	1,059	542	846	71
Payment of contingent consideration	—	(6,260)	—	—	—
Reclassification of warrant to additional paid-in capital	(738)	—	—	—	—
Reduction in FBM contingent consideration due to re-negotiated lease	—	—	(528)	—	—

Balances at June 30, 2012 (unaudited)	$—	$597	$3,192	$11,900	$5,385

Significant unobservable inputs used in fair value measurement

	Fair Value at June 30, 2012	Valuation Technique	Significant Unobservable Input
	(in thousands, unaudited)
Contingent consideration—FBM	$3,192	Discounted cash flow	Annualized revenue and probability of achievement
Contingent consideration—CS	$11,900	Discounted cash flow	Annualized revenue and probability of achievement
Contingent consideration—TC	$5,385	Discounted cash flow	Annualized revenue and probability of achievement